Statement of Comprehensive Income (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Consolidated Statement of Comprehensive Income
Other comprehensive income	$ (38,897)	$ 384,664	$ 52,614